CRITICAL JUDGEMENTS AND ESTIMATED UNCERTAINTIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 356.5	$ 615.1
Impairment of mining properties	256.9	711.3
Reversal/(Impairment) of non-operating mining properties	99.6	(96.2)
Property, plant and equipment	7,259.7	7,566.3
Interest and penalties	62.6	0.2
Inventory write-down	11.2	0.4
Gualcamayo
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	256.9	0.0
Argentina
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	99.6	0.0
Accumulated depreciation
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	7,696.2	7,021.3	$ 6,662.7
Accumulated depreciation | Capitalized stripping costs
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	$ 402.3	$ 285.3	$ 221.7